Loans, financing, debentures and derivative financial instruments - Summary of Foreign Loan Maturity (Detail) € in Thousands, R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount			R$ 11,750,361		R$ 16,377,643	R$ 17,376,216	R$ 14,392,722
IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount		€ 9,793	R$ 1,216,340	$ 222,665
Cost in percentage of DI		106.70%	106.70%	106.70%
Charges [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount	[1]	€ 84	R$ 7,386	$ 1,326
Cost in percentage of DI	[1]	0.00%	0.00%	0.00%
Foreign loan one [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Mar/2023
Loan maturity, amount		€ 9,709	R$ 54,072	$ 0
Cost in percentage of DI		111.60%	111.60%	111.60%
Foreign loan two [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Sept/2023
Loan maturity, amount		€ 0	R$ 313,062	$ 60,000
Cost in percentage of DI		105.00%	105.00%	105.00%
Foreign loan three [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Sept/2023
Loan maturity, amount		€ 0	R$ 339,151	$ 65,000
Cost in percentage of DI		104.80%	104.80%	104.80%
Foreign loan four [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Sept/2025
Loan maturity, amount		€ 0	R$ 502,669	$ 96,339
Cost in percentage of DI		108.50%	108.50%	108.50%

[1]	Includes interest, transaction costs and mark to market.